Combined statements of operations (Predecessor) (Predecessor, USD $)	4 Months Ended	12 Months Ended
	Jul. 28, 2013	Mar. 31, 2013	Mar. 31, 2012
Revenues	$ 15,383,116	$ 38,661,846	$ 34,571,042
Expenses
Voyage expenses	3,623,872	8,751,257	2,075,698
Voyage expenses-related party	198,360	505,926	448,683
Vessel operating expenses	4,638,725	12,038,926	14,410,349
Management fees-related party	601,202	1,824,000	1,824,000
Depreciation and amortization	3,955,309	12,024,829	11,847,628
General and administrative expenses	28,204	157,039	80,552
Total expenses	13,045,672	35,301,977	30,686,910
Operating income	2,337,444	3,359,869	3,884,132
Other income/(expenses)
Interest and finance cost	(762,815)	(2,568,985)	(2,415,855)
Interest income	98	598	504
Gain/(Loss) on derivatives - net	2,830,205	(5,588,479)	(10,943,316)
Foreign currency (loss)/gain, net	(5)	(53,700)	2,215
Total other income/(loss), net	2,067,483	(8,210,566)	(13,356,452)
Net income/(loss)	$ 4,404,927	$ (4,850,697)	$ (9,472,320)